Taxation (Details) - Schedule of Effective Tax Rate (Parentheticals)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Effective Tax Rate [Abstract]
Applicable tax rate	25.00%	25.00%